Subsequent Events	3 Months Ended
Dec. 31, 2014
Subsequent Events [Abstract]
Subsequent Events	Subsequent Events Management has reviewed events between December 31, 2014 to the date that the financials were issued, January , 2015, and there were no significant events identified for disclosure.